Interim Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Interim Financial Information (Unaudited)
Interim Financial Information (Unaudited)

The following table presents a summary of the Partnership's operating results by quarter for the years ended December 31, 2014 and 2013.

	Three months ended
	March 31	June 30	September 30	December 31
	(Thousands, except per unit amounts)
2014
Operating revenues	$107,908	$109,327	$120,922	$138,390
Operating income	72,617	72,400	81,866	99,829
Net income	$54,998	$58,968	$67,701	$84,833
Net income per limited partner unit: (a)
Basic	$0.69	$0.81	$0.86	$1.12
Diluted	$0.69	$0.81	$0.85	$1.12
2013
Operating revenues	$79,022	$87,355	$92,029	$95,595
Operating income	54,896	59,709	63,883	66,306
Net income	$42,986	$44,717	$49,943	$52,145
Net income per limited partner unit: (a)
Basic	$0.68	$0.59	$0.61	$0.62
Diluted	$0.68	$0.59	$0.60	$0.62

(a)      Quarterly net income per limited partner unit amounts are stand-alone calculations and may not be additive to full-year amounts due to rounding and changes in outstanding units.